Post-employment benefits	3 Months Ended
Jan. 31, 2026
Text Block [Abstract]
Post-employment benefits
Note
8
. Post-employment benefits
The following tables provide details on the post-employment benefit expense recognized in the interim consolidated statement of income and on the remeasurements recognized in the interim consolidated statement of comprehensive income:
Defined benefit plan expense

$ millions, for the three months ended	2026 Jan. 31	2025 Oct. 31	2025 Jan. 31	2026 Jan. 31	2025 Oct. 31	2025 Jan. 31
	Pension plans			Other post-employment plans
Current service cost	$64	$57	$57	$1	$1	$1
Net interest (income) expense	(24)	(19)	(20)	5	5	5
Interest expense on effect of asset ceiling	1	1	1	–	–	–
Plan administration costs	2	2	2	–	–	–
Net defined benefit plan expense recognized in net income	$43	$41	$40	$6	$6	$6
Defined contribution plan expense

$ millions, for the three months ended	2026 Jan. 31	2025 Oct. 31	2025 Jan. 31
Defined contribution pension plans	$16	$21	$20
Government pension plans (1)	61	56	56
Total	$77	$77	$76
(1)	Includes Canada Pension Plan, Quebec Pension Plan, and U.S. Federal Insurance Contributions Act.
Remeasurement of employee defined benefit plans
(1)

$ millions, for the three months ended	2026 Jan. 31	2025 Oct. 31	2025 Jan. 31	2026 Jan. 31	2025 Oct. 31	2025 Jan. 31
	Pension plans			Other post-employment plans
Net actuarial gains (losses) on defined benefit obligations	$153	$(242)	$(166)	$6	$(11)	$(7)
Net actuarial gains (losses) on plan assets	(117)	517	199	–	–	–
Changes in asset ceiling excluding interest income	1	(26)	1	–	–	–
Net remeasurement gains (losses) recognized in OCI	$37	$249	$34	$6	$(11)	$(7)
(1)
The Canadian post-employment defined benefit plans are remeasured on a quarterly basis for changes in the discount rate and for actual asset returns. All other Canadian plans’ actuarial assumptions and foreign plans’ actuarial assumptions are updated at least annually.